SCHEDULE OF PROCEEDS AND REPAYMENTS AND SHORT-TERM LOANS PAYABLE TO RELATED PARTIES (Details) (Parenthetical)							1 Months Ended		3 Months Ended			6 Months Ended				12 Months Ended
		Apr. 10, 2026 USD ($)	Apr. 10, 2026 CNY (¥)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)		Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	May 15, 2026 USD ($)	May 15, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Oct. 30, 2023 USD ($)	Oct. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Aggregate borrowings amount												$ 4,568,835			$ 1,280,093
Shares issued value												48,600
Jingyang HK [Member]
Related Party Transaction [Line Items]
Aggregate borrowings amount																$ 117,076		¥ 800,000
Debt bearing interest rate				8.00%												8.00%						8.00%
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Short-term loans				$ 1,498,640												$ 1,498,640						¥ 10,480,136
Periodic payment		$ 117,076	¥ 800,000
Principal payment									$ 1,436,819			$ 1,436,819							¥ 9,680,136
Unsecured interest												8.00%		8.00%
Cash repayments												$ 418,246		¥ 2,837,844
Outstanding principal									1,077,382			1,077,382							7,310,143
Ms. Xiaodan Liu [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Shares issued value									48,953		¥ 332,149
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short-term loans				428,994	[1]					[1]			[1]			428,994	[1]						$ 400,000	¥ 3,000,000
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member] | Huizhou Jingyang [Member]
Related Party Transaction [Line Items]
Related party debt amount | ¥																		3,000,000
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short-term loans				142,998	[1]				147,382	[1]		147,382	[1]			142,998	[1]						$ 100,000	¥ 1,000,000
Repaid amount												36,993
Huizhou Highpower Technology Co., Ltd. [Member] | Huizhou Jingyang [Member]
Related Party Transaction [Line Items]
Related party debt amount | ¥																		¥ 1,000,000
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Short-term loans	[2]			1,458,374												1,458,374
Aggregate borrowings amount							$ 1,436,819	¥ 9,680,136,000,000
Debt bearing interest rate							8.00%	8.00%
Debt due date							Apr. 10, 2026	Apr. 10, 2026
Ms. Xiaodan Liu [Member] | Jingyang HK [Member]
Related Party Transaction [Line Items]
Aggregate borrowings amount				117,076		¥ 800,000
Beijing Danwu Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Short-term loans					[3]				4,531,842	[3]		4,531,842	[3]				[3]			$ 4,568,835	¥ 31,000,000
Repaid amount | ¥														¥ 251,000
Outstanding principal balance									$ 4,531,842			$ 4,531,842							¥ 30,750,000

[1]	On October 30, 2023, Huizhou Jingyang entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both are interest free. During the year ended December 31, 2025, the loans have been extended to October 20, 2026 and November 8, 2026, respectively.
[2]	In April 2025, the Company obtained aggregate borrowings of RMB9,680,136 ($1,436,819) from Ms. Xiaodan Liu on several occasions, bearing interest at 8% per annum and due on April 10, 2026.
[3]	On May 15, 2026, the Company obtained borrowings of RMB 31 million ($4,568,835) from Beijing Danwu Technology Co., Ltd. During the six-month period ended June 30, 2026, the Company repaid RMB 251,000 ($36,993) under this borrowing arrangement. As of June 30, 2026, the outstanding principal balance of this borrowing amounted to RMB 30.75 million ($4,531,842). The borrowing is unsecured, interest-free and repayable on demand.